Condensed Statements Of Consolidated Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net income (loss)	$ (299)	$ (354)	$ (102)
Other comprehensive income (loss) — net of tax effects:
Reclassification to interest income of mark-to-market valuations of holdings of affiliate debt (net of tax expense of $—, $— and $99) (Note 11)	0	0	(185)
Net effects related to Oncor — reported in equity in earnings of unconsolidated subsidiaries (net of tax)	(5)	(47)	(14)
Total other comprehensive income (loss)	(5)	(47)	(199)
Comprehensive income (loss)	$ (304)	$ (401)	$ (301)